Term Debt - Difference between fair value of consideration given and carrying value of note extinguished (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Carrying value of debt extinguished
Total loss on extinguishment of debt						$ (2,665)
Senior Subordinated Secured Note
Fair value of consideration tendered in extinguishment
Series C Preferred					5,279
Common stock					1,332
Expense related to issuance of anti-dilution shares					267
Expenses related to senior subordinated secured note					396
Total Fair value of consideration tendered in extinguishment					7,274
Carrying value of debt extinguished
Senior subordinated secured note and related accrued interest					4,117
Related party accounts payable and accrued interest					412
Advisory services payable related to senior subordinated secured note					80
Total Carrying value of debt extinguished					4,609
Total loss on extinguishment of debt					$ 2,665